Document And Entity Information	6 Months Ended
Jun. 30, 2014
Document Information [Line Items]
Entity Registrant Name	xG TECHNOLOGY, INC.
Entity Central Index Key	0001565228
Document Type	S-1
Amendment Flag	true
Amendment Description	xG Technology, Inc. amended Note 14 to the financial statements as of June 30, 2014 and December 31, 2013 and for the three Months and six Months ended June 30, 2014 and 2013, included in the Registration Statement on Form S-1 (File No. 333-191867).
Document Period End Date	Jun. 30, 2014
Entity Filer Category	Smaller Reporting Company